Fair Value Measurements (Details 1) - Level 3 [Member] $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value as of January 1, 2016
Payment obligation related to acquisition	2,237
Accretion of payment obligation	90
Total fair value as of September 30, 2016 (Unaudited)	$ 2,327